Other Income (Expenses), Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component Of Other Income And Expense [Line Items]
Dividends received from cost investments	$ 25,981	$ 28	$ 1,036